RELATED PARTIES	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
RELATED PARTIES

NOTE 10 – RELATED PARTIES

During 2010, a related party shareholder and officer contributed $9,057 of salary to the Company. The amount was recorded as an in-kind contribution.

During the nine months ended September 30, 2011, the Company borrowed $1,389 from a related party shareholder and officer to pay operating expenses. The loan bears no interest and is due on demand.

On August 15, 2011, the Company entered into an employment agreement with its Chief Executive Officer. The agreement is for a period of one year and automatically extends for one day each day until either party notifies the other not to further extend the employment period, provides for an annual base salary totaling $250,000 and annual bonuses based on pre-tax operating income, as defined, for an annual minimum of $50,000 in total. During the three months ended September 30, 2011 the Company recorded a salary expense of $33,963 including the prorate portions of the minimum annual bonus of $2,524. Accrued compensation at September 30, 2011 was $6,868.

NOTE 8 RELATED PARTIES

The Company leases employees from a Company owned by our managing member and principal unit holder. During the period ended December 31, 2010, the related party was paid $98,873.

During 2010, the Company paid $1,997 for sales commissions to a unit holder.